PPM FUNDS

SUPPLEMENT DATED SEPTEMBER 7, 2022
TO THE PROSPECTUS DATED APRIL 29, 2022,
AS SUPPLEMENTED JULY 28, 2022

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

The following changes are being made to the Prospectus and are effective as of September 8, 2022:

Under the section “Additional Service Providers,” the first sentence of the second paragraph is deleted and replaced with the following:

Jackson National Asset Management, LLC (“JNAM” or the “Administrator”) serves as the administrator to the Funds.

Under the section “Share Price,” the second sentence of the first paragraph is deleted and replaced with the following:

However, consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.

Under the section “Share Price,” the third paragraph is deleted and replaced with the following:

The Board, on behalf of each Fund, has designated to the Administrator the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted procedures and guidelines pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.  Under these procedures, the “fair value” of a security generally will be the amount, determined by the Adviser in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

Under the section “Share Price,” the fourth paragraph is deleted and replaced with the following:

The Adviser has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Policies and Procedures” and “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price is not reflective of the market value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity.  To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

Under the section “Share Price,” in between the fourth and fifth paragraphs insert the following:

The Administrator will “fair value” securities held by the Fund if it determines that a “significant event” has occurred. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a  “significant event” affecting multiple issuers might include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.

PPM FUNDS

SUPPLEMENT DATED JULY SEPTEMBER 7, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022,
AS SUPPLEMENTED JULY 28, 2022

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

The following changes are being made to the Statement of Additional Information and are effective as of September 8, 2022:
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the third sentence of the first paragraph is deleted and replaced with the following:

Should PPM approve your purchase of a Fund’s shares with securities, the Fund would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to the Funds’ “Valuation Policies and Procedures” and “Valuation Guidelines” as then in effect.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the fourth paragraph is deleted and replaced with the following:

The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the fifth sentence of the fifth paragraph is deleted and replaced with the following:

The Administrator typically uses independent pricing services to value debt securities.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the eleventh sentence of the fifth paragraph is deleted and replaced with the following:

Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require the Administrator to determine the “fair value” of the contracts.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the sixth paragraph is deleted and replaced with the following:

The Board, on behalf of each Fund, has designated to the Administrator the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted valuation procedures and guidelines pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the second sentence of the eighth paragraph is deleted and replaced with the following:

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Trust’s procedures for valuing of such securities authorize the Adviser, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the third sentence of the eighth paragraph is deleted and replaced with the following:

When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.
Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the ninth paragraph is deleted